Condensed Consolidated and Combined Statements of Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Total net sales	$ 2,082	$ 2,074	$ 6,179	$ 6,161
Gross profit	1,165	1,209	3,474	3,535
Selling, general and administrative expenses	701	525	1,998	1,681
Research and development expenses	189	180	576	568
Total operating expenses	1,807	1,570	5,279	4,875
Operating income	275	504	900	1,286
Interest expense, net	107	0	260	0
Other expense (income), net	1	4	48	10
Income before income taxes	167	500	592	1,276
Provision for income taxes	45	40	144	202
Net income	$ 122	$ 460	$ 448	$ 1,074
Earnings per share:
Basic earnings per share (in dollars per share)	$ 0.70	$ 2.66	$ 2.59	$ 6.22
Diluted earnings per share (in dollars per share)	$ 0.70	$ 2.66	$ 2.58	$ 6.22
Weighted-average number of shares outstanding:
Basic (in shares)	173.4	172.7	173.1	172.7
Diluted (in shares)	173.9	172.7	173.4	172.7
Cost of product
Total net sales	$ 1,608	$ 1,593	$ 4,766	$ 4,750
Cost of sales	793	748	2,341	2,262
Cost of software and rentals
Total net sales	474	481	1,413	1,411
Cost of sales	$ 124	$ 117	$ 364	$ 364